Discontinued operations (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER INCOME/(EXPENSES) [Abstract]
Net income and comprehensive income from discontinued operations, before taxes		$ 0	$ 17,513,269	$ 52,979,946
Toro Corp [Member]
REVENUES [Abstract]
Vessel revenues	$ 23,369,274			111,885,868
EXPENSES [Abstract]
Voyage expenses (including $1,437,276 and $294,831 to related party for the year ended December 31, 2022 and for the period January 1, 2023 through March 7, 2023)	(374,396)			(29,319,414)
Vessel operating expenses	(3,769,132)			(21,708,290)
Management fees to related parties	(507,000)			(2,833,500)
Depreciation and amortization	(1,493,759)			(7,294,476)
(Provision) / Recovery of provision for doubtful accounts	266,732			(266,732)
Gain on sale of vessel	0			3,222,631
Total expenses	(5,877,555)			(58,199,781)
Operating income	17,491,719			53,686,087
OTHER INCOME/(EXPENSES) [Abstract]
Interest and finance costs	(220,061)			(902,572)
Interest income	253,165			202,612
Foreign exchange losses	(11,554)			(6,181)
Total other (expenses)/income, net	21,550			(706,141)
Net income and comprehensive income from discontinued operations, before taxes	17,513,269			52,979,946
Income taxes	(173,937)			(960,181)
Net income and comprehensive income from discontinued operations, net of taxes	17,339,332			52,019,765
Voyage expenses, related party	294,831			1,437,276
Toro Corp [Member] | Time Charter [Member]
REVENUES [Abstract]
Vessel revenues	914,000			13,656,029
Toro Corp [Member] | Voyage Charter [Member]
REVENUES [Abstract]
Vessel revenues	7,930			51,805,097
Toro Corp [Member] | Pool [Member]
REVENUES [Abstract]
Vessel revenues	$ 22,447,344			$ 46,424,742